Fair Value Disclosures - Estimated Fair Values of Debt and Equity Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-Term Debt, Carrying Amount	$ 4,177	$ 3,867
Transition Bonds issued by ACE Funding, Carrying Amount	295	332
Long-Term Project Funding, Carrying Amount		15
Long-term debt, Fair Value	5,004	4,577
Transition Bonds issued by ACE Funding, Fair Value	341	380
Long-term Project Funding, Fair Value	$ 13	$ 15